OPTIONS AND WARRANTS (Details) - Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of Options Outstanding		5,990,190
SharebasedCompensationSharesAuthorizedUnderStockOptionPlansExercisePriceRangeOutstandingOptionsWeightedAverageRemainingContractualTerm2		6 years 255 days
Number of Options Exercisable	4,130,240	3,799,559
Options at $1.01-2.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price, Lower Limit (in Dollars per share)	$ 1.01	$ 1.01
Exercise Price, Upper Limit (in Dollars per share)	$ 2.00	$ 2.00
Number of Options Outstanding		819,642
SharebasedCompensationSharesAuthorizedUnderStockOptionPlansExercisePriceRangeOutstandingOptionsWeightedAverageRemainingContractualTerm2		4 years 255 days
Number of Options Exercisable	541,642	526,642
Options at $2.01-2.50 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price, Lower Limit (in Dollars per share)	$ 2.01	$ 2.01
Exercise Price, Upper Limit (in Dollars per share)	$ 2.50	$ 2.50
Number of Options Outstanding		5,170,548
SharebasedCompensationSharesAuthorizedUnderStockOptionPlansExercisePriceRangeOutstandingOptionsWeightedAverageRemainingContractualTerm2		7 years
Number of Options Exercisable	3,588,598	3,272,917